Note 7 - Balance Sheet Disclosure - Trade and other payables (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Trade payables	€ 6,866	€ 2,642
Other payables	715	232
Total trade and other current payables	€ 7,582	€ 2,874